Trade and other payables	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade and other payables [Abstract]
Disclosure of trade and other payables [text block]
Note
29	Trade and other payables

Amounts in US$ '000	2018	2017
V.A.T	852	1,118
Trade payables	69,142	52,557
Payables to related parties (Note 33) (a)	-	31,184
Payables to LGI (Note 35.1)	29,509	-
Customer advance payments	6,300	10,000
Other short-term advance payments (b)	9,000	-
Staff costs to be paid	12,049	9,143
Royalties to be paid	6,238	4,110
Taxes and other debts to be paid	4,670	4,191
To be paid to co-venturers (Note 33)	8,449	10,015
	146,209	122,318
Classified as follows:
Current	131,420	96,397
Non-current	14,789	25,921

(a)
The outstanding amount at 31 December 2017 corresponded to advanced cash call payments granted by LGI to GeoPark Chile S.A. for financing Chilean operations in TdF’s blocks and was fully cancelled on 28 November 2018 (see Note 35.1).

(b)	Advance payment collected in relation with the sale of La Cuerva and Yamu Blocks (see Note 35.2).

The average credit period (expressed as creditor days) during the year ended 31 December 2018 was 83 days (2017: 95 days).

The fair value of these short-term financial instruments is not individually determined as the carrying amount is a reasonable approximation of fair value.